Fees Summary	Jun. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 354,813,449.70
Previously Paid Amount
Total Fee Amount	54,321.94
Total Offset Amount
Net Fee	$ 54,321.94